PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Buildings	241,560	245,443
Furniture, fixtures and equipment	73,991	78,580
Motor vehicles	12,251	12,855
Leasehold improvements	19,382	21,558
	347,184	358,436
Less: accumulated depreciation and amortization	(113,448)	(135,064)
	233,736	223,372
Construction in progress	4,827	9,186
	238,563	232,558

Depreciation and amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB23,900, RMB25,377 and RMB25,599, respectively.